Insurance-related accounts - Summary of the Life Insurance Business (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of types of insurance contracts [line items]
Total	¥ 5,148,579	¥ 4,791,295
Universal life insurance
Disclosure of types of insurance contracts [line items]
Total	3,348,137	3,278,148
Investment contracts
Disclosure of types of insurance contracts [line items]
Total	1,715,921	1,393,257
Other insurance contracts
Disclosure of types of insurance contracts [line items]
Total	¥ 84,521	¥ 119,890